18 Trade payables,net (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
Schedule of trade payables, net
		As of December 31,
	Notes	2020	2019
Product suppliers		5,450	9,607
Service providers		96	573
Bonuses from suppliers	18.2	(488)	(410)
Total		5,058	9,770